                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM Asset Management LLC
Address: The John Hancock Tower
         200 Clarendon Street
         54th Floor
         Boston, MA 02116

Form 13F File Number: 28-13379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ansbert Gadicke
Title: Member
Phone: (617) 425-9200

Signature, Place, and Date of Signing:


/s/ Ansbert Gadicke                          Boston, MA         October 27, 2010
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   Nine (9)
Form 13F Information Table Value Total:   $88,993 (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                TITLE OF             VALUE   SHARES /  SH / PUT / INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                    CLASS    CUSIP   (X$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  -------- --------- -------- ---------- ---- ----- ---------- -------- ---------- ------ ----
Anthera Pharmaceuticals, Inc.   COM      03674U102    4,362  1,040,972 SH   N/A      Sole       N/A    1,040,972   N/A   N/A
Aryx Therapeutics, Inc.         COM      043387109    2,146  5,364,572 SH   N/A      Sole       N/A    5,364,572   N/A   N/A
AVEO Pharmaceuticals, Inc.      COM      053588109   24,608  2,208,961 SH   N/A      Sole       N/A    2,208,961   N/A   N/A
EnteroMedics, Inc.              COM      29365M208    1,641    965,146 SH   N/A      Sole       N/A      965,146   N/A   N/A
Idenix Pharmaceuticals, Inc.    COM      45166R204   10,297  3,321,534 SH   N/A      Sole       N/A    3,321,534   N/A   N/A
PharmAthene, Inc.               COM      71714G102    5,304  3,489,443 SH   N/A      Sole       N/A    3,489,443   N/A   N/A
Poniard Pharmaceuticals, Inc.   COM      732449301    3,691  6,363,249 SH   N/A      Sole       N/A    6,363,249   N/A   N/A
Somaxon Pharmaceuticals, Inc.   COM      834453102   18,021  4,632,562 SH   N/A      Sole       N/A    4,632,562   N/A   N/A
Zalicus, Inc.                   COM      98887C105   18,925 14,557,646 SH   N/A      Sole       N/A   14,557,646   N/A   N/A